Fresh-Start Reporting - Adjustments from Plan Implementation (Details) - Predecessor - USD ($) $ in Thousands		Dec. 31, 2012	Dec. 30, 2012
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise on the Effective Date		$ 13,049,204	$ 13,049,204
Liabilities assumed and reinstated on the Effective Date		(169,513)
Liabilities for prepetition claims to be settled subsequent to the Effective Date and other adjustments		(50,488)
Liabilities subject to compromise and settled on the Effective Date		12,829,203
Cash distributions on settled claims		(3,515,996)
Issuance of Common Stock and Warrants		(4,536,000)
Gain on settlement of liabilities subject to compromise		4,777,207
Valuation allowance on non-interest bearing loan to the Litigation Trust		(20,000)
Professional advisory fees incurred due to emergence from Chapter 11		(14,136)
Other reorganization adjustments, net		(4,372)
Total reorganization adjustments before taxes		4,738,699
Income taxes on reorganization adjustments		(195,400)
Net reorganization gain after taxes	[1]	4,543,299
Gain (loss) reflected in discontinued operations		$ (9,000)

[1]	(1)Net reorganization gain after taxes includes a $9 million loss reflected in income (loss) from discontinued operations, net of taxes.